Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	$ 45	$ 65
Interest bearing cash	127	324
Foreign currency contracts	25	3
Equity securities - Domestic equities	8,687	9,844
Equity securities - International equities	4,976	6,438
Fixed income securities - Asset-backed securities	611	556
Fixed income securities - Mortgage-backed securities	1,741	2,470
Fixed income securities - Collateralized mortgage-backed securities	418	364
Fixed income securities - Collateralized mortgage obligations/REMICS	531	514
Fixed income securities - Corporate and other fixed income instruments and funds	7,748	5,841
Fixed income securities - Government and municipal bonds	5,021	4,581
Private equity funds	5,399	5,724
Real estate and real assets	4,845	5,194
Commingled funds	5,825	6,362
Securities lending collateral	3,450	3,464
Receivable for variation margin	6	12
Purchased options	1
Assets at fair value	49,456	51,756
Investments sold short and other liabilities at fair value	(910)	(624)
Total plan net assets at fair value	48,546	51,132
Other assets (liabilities)	(3,383)	(3,894)
Total Plan Net Assets	45,163	47,238
Pension Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	45	65
Interest bearing cash	0	0
Foreign currency contracts	0	0
Equity securities - Domestic equities	8,613	9,841
Equity securities - International equities	4,805	6,431
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Corporate and other fixed income instruments and funds	97	154
Fixed income securities - Government and municipal bonds	145	15
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	0	0
Securities lending collateral	310	390
Receivable for variation margin	6	12
Purchased options	1
Assets at fair value	14,022	16,908
Investments sold short and other liabilities at fair value	(650)	(619)
Total plan net assets at fair value	13,372	16,289
Pension Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	127	324
Foreign currency contracts	25	3
Equity securities - Domestic equities	74	3
Equity securities - International equities	171	7
Fixed income securities - Asset-backed securities	610	553
Fixed income securities - Mortgage-backed securities	1,741	2,470
Fixed income securities - Collateralized mortgage-backed securities	418	364
Fixed income securities - Collateralized mortgage obligations/REMICS	531	514
Fixed income securities - Corporate and other fixed income instruments and funds	7,210	5,147
Fixed income securities - Government and municipal bonds	4,876	4,566
Private equity funds	0	0
Real estate and real assets	0	0
Commingled funds	5,823	6,358
Securities lending collateral	3,140	3,074
Receivable for variation margin	0	0
Purchased options	0
Assets at fair value	24,746	23,383
Investments sold short and other liabilities at fair value	(260)	(5)
Total plan net assets at fair value	24,486	23,378
Pension Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-interest bearing cash	0	0
Interest bearing cash	0	0
Foreign currency contracts	0	0
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	1	3
Fixed income securities - Mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Corporate and other fixed income instruments and funds	441	540
Fixed income securities - Government and municipal bonds	0	0
Private equity funds	5,399	5,724
Real estate and real assets	4,845	5,194
Commingled funds	2	4
Securities lending collateral	0	0
Receivable for variation margin	0	0
Purchased options	0
Assets at fair value	10,688	11,465
Investments sold short and other liabilities at fair value	0	0
Total plan net assets at fair value	10,688	11,465
Postretirement Assets And Liabilities Fair Value [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	1,476	2,478
Equity securities - Domestic equities	1,606	1,609
Equity securities - International equities	1,405	1,527
Fixed income securities - Asset-backed securities	46	37
Fixed income securities - Collateralized mortgage-backed securities	113	110
Fixed income securities - Collateralized mortgage obligations/REMICS	51	56
Fixed income securities - Corporate and other fixed income instruments and funds	397	385
Fixed income securities - Government and municipal bonds	615	559
Commingled funds	1,961	1,901
Private equity assets	218	309
Real assets	96	111
Securities lending collateral	173	391
Foreign exchange contracts receivable		3
Assets at fair value		9,476
Foreign exchange contracts payable		3
Liabilities at fair value		3
Total plan net assets at fair value	8,157	9,473
Other assets (liabilities)	(311)	(513)
Total Plan Net Assets	7,846	8,960
Postretirement Assets And Liabilities Fair Value [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	278	405
Equity securities - Domestic equities	1,606	1,609
Equity securities - International equities	1,405	1,527
Fixed income securities - Asset-backed securities	0	0
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	0	0
Fixed income securities - Corporate and other fixed income instruments and funds	0	0
Fixed income securities - Government and municipal bonds	0	0
Commingled funds	0	0
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	0	19
Foreign exchange contracts receivable		3
Assets at fair value		3,563
Foreign exchange contracts payable		3
Liabilities at fair value		3
Total plan net assets at fair value	3,289	3,560
Postretirement Assets And Liabilities Fair Value [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	1,198	2,073
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	46	35
Fixed income securities - Collateralized mortgage-backed securities	113	110
Fixed income securities - Collateralized mortgage obligations/REMICS	50	53
Fixed income securities - Corporate and other fixed income instruments and funds	397	367
Fixed income securities - Government and municipal bonds	614	558
Commingled funds	1,960	1,899
Private equity assets	0	0
Real assets	0	0
Securities lending collateral	173	372
Foreign exchange contracts receivable		0
Assets at fair value		5,467
Foreign exchange contracts payable		0
Liabilities at fair value		0
Total plan net assets at fair value	4,551	5,467
Postretirement Assets And Liabilities Fair Value [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest bearing cash	0	0
Equity securities - Domestic equities	0	0
Equity securities - International equities	0	0
Fixed income securities - Asset-backed securities	0	2
Fixed income securities - Collateralized mortgage-backed securities	0	0
Fixed income securities - Collateralized mortgage obligations/REMICS	1	3
Fixed income securities - Corporate and other fixed income instruments and funds	0	18
Fixed income securities - Government and municipal bonds	1	1
Commingled funds	1	2
Private equity assets	218	309
Real assets	96	111
Securities lending collateral	0	0
Foreign exchange contracts receivable		0
Assets at fair value		446
Foreign exchange contracts payable		0
Liabilities at fair value		0
Total plan net assets at fair value	$ 317	$ 446